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                           JPMORGAN U.S. EQUITY FUNDS
                             JPMORGAN BALANCED FUND
                          JPMORGAN CAPITAL GROWTH FUND
                           JPMORGAN CORE EQUITY FUND
                          JPMORGAN EQUITY GROWTH FUND
                          JPMORGAN EQUITY INCOME FUND
                        JPMORGAN GROWTH AND INCOME FUND
                           JPMORGAN U.S. EQUITY FUND
                               ALL SHARE CLASSES

                        SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE PROSPECTUSES DATED SEPTEMBER 7, 2001

    The information under the heading "Portfolio Managers" for the above referenced Funds is hereby deleted in its entirety and replaced with the following:

    BALANCED FUND: The portfolio management team for the equity portion of the Fund's portfolio is comprised of a team of research analysts who select stocks in their respective sectors using the investment strategy described earlier in the Prospectus. Anne Lester, Vice President of the adviser, is responsible for overseeing the management of the Fund's overall portfolio. James H. Russo, Vice President of the adviser and CFA, and Susan Bao, Vice President of the adviser and CFA, are responsible for overseeing and managing the cash flows of the equity portion of the portfolio. Ms. Lester has been at JPMFAM (USA) or one of its affiliates since 1992. She previously was a fixed income and currency trader. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. Previously, she was a client portfolio manager. The fixed income portion of the portfolio is managed by a team of individuals at JPMFAM (USA).

    CAPITAL GROWTH FUND: Christopher Mark Vyvyan Jones, Managing Director of the adviser, serves as portfolio manager to the Fund. Mr. Jones has worked as a portfolio manager with various affiliates of (JPMFAM (USA)) since 1982.

                                                               SUP-CAPGROWTH-102

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    CORE EQUITY FUND: Thomas Luddy, Managing Director of the adviser, is responsible for the management of the Fund. Mr. Luddy is head of the U.S. Equity Research Group. Mr. Luddy has been employed at JPMFAM (USA) or one of its affiliates since 1976 and has held numerous key positions in the firm, including such roles as Global Head of Equity and Chief Investment Officer.

    EQUITY GROWTH FUND: The portfolio management team is led by Peter E. Miller, Managing Director of the adviser and Peter Zuleba, Vice President of the adviser. Messrs. Miller and Zuleba have been employed with JPMFAM (USA) or one of its affiliates since 1989 and are portfolio managers in the Private Banking Group.

    EQUITY INCOME FUND: Bradford L. Frishberg, Vice President of the adviser, oversees the Fund and has been employed at JPMFAM (USA) or one of its affiliates since 1996. Mr. Frishberg is a portfolio manager in the equity and balanced groups.

    GROWTH AND INCOME FUND: Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the adviser since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming Inc.

    U.S. EQUITY FUND: The portfolio management team is comprised of a team of research analysts, who select stocks in their respective sectors using the investment process described earlier in the Prospectus. James H. Russo, Vice President of the adviser and CFA, and Susan Bao, Vice President of the adviser and CFA, are responsible for overseeing and managing the cash flows of the portfolio. Mr. Russo has been at JPMFAM (USA) or one of its affiliates since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks. Ms. Bao has been at JPMFAM (USA) or one of its affiliates since 1997. She is responsible for the daily implementation and maintenance of U.S. equity portfolios. Previously, she was a client portfolio manager.

                                   NEW BENCHMARKS

    The EQUITY INCOME, EQUITY GROWTH and CAPITAL GROWTH FUNDS will be changing their benchmarks to better reflect the universe of securities in which the Funds will be investing.

    The EQUITY INCOME FUND'S benchmark, identified in the Prospectus section entitled The Fund's Past Performance, will be changed from the S&P 500 Index to the Russell 1000-Registered Trademark- Value Index. The Russell
1000-Registered Trademark- Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

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    The EQUITY GROWTH FUND'S benchmark, identified in the Prospectus section entitled The Fund's Past Performance, will be changed from the S&P 500/BARRA Growth Index to the Russell 1000-Registered Trademark- Growth Index. The Russell 1000-Registered Trademark- Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

    The CAPITAL GROWTH FUND'S benchmark, identified in the Prospectus section entitled The Fund's Past Performance and referenced to in the Prospectus section entitled The Fund's Main Investment Strategy will be changed from the S&P Mid Cap 400 Index to the Russell Midcap-Registered Trademark- Growth Index, effective February 1, 2002. The Russell Midcap-Registered Trademark- Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

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